13F-HR
<SEQUENCE>1
<FILENAME>ncm13fhr4thqtr11


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Noesis Capital Management Corp
Address: 1801 Clint Moore Road
	 Suite 100
	 Boca Raton, FL  33487

Form 13F File Number: 028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nico Letschert
Title:	CEO
Phone:	561-999-9888

Signature, Place, and Date of Signing:

	Nico Letschert		Boca Raton, FL		01/24/12

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $152,220,000
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




						FORM 13F INFORMATIONAL TABLE
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE	  SHRS/		SH/ PUT/ INV	OTHR	VOTNG AUTH
 						  (x$1000) PRN AMT	PRN CALL DISC	MGRS	SOLE SHR NONE
-------------		----------	------	  ------- -----		--- --- ---	---	---  --- ----
Aecom Technology Corp	COM		00766T100    393   19096	SH	Sole		18141 0   955
Allergan		COM		18490102    1131   12890	SH	Sole		12246 0   644
Alliance Data Systems	COM		18581108    1446   13930	SH	Sole		13234 0   696
Altria Group Inc	COM		02209S103   1502   50664	SH	Sole		48131 0  2533
Amdocs Limited		COM		G02602103   3122  109445	SH	Sole	       103973 0  5472
American Express Co	COM		25816109    4594   97388	SH	Sole		92519 0  4869
Apple Inc		COM		37833100    2278    5625	SH  	Sole		 5344 0   281
Aspen Ins Hdg Pfd 7.4	PFD/FXD IN	G05384139   1504   60875	SH	Sole		57831 0  3044
AT&T Corp.		COM		00206R102    322   10663	SH	Sole		10130 0   533
Autodesk Inc.		COM		52769106    2377   78355	SH	Sole		74437 0  3918
Avon Products Inc	COM		54303102     349   20000	SH	Sole		19000 0  1000
BP Prudhoe Bay Rylty Tr	OTH ASST	55630107    1676   14705	SH	Sole		13970 0	  735
Baidu Com Inc Adr	COM		56752108     923    7921	SH	Sole		 7525 0   396
Bank of Amer Pfd 7%	PFD/FXD INC	5188205	     578   27650	SH	Sole		26268 0  1382
Barclays iPath MSCI Ind	ETF		06739F291   1063   22805	SH	Sole		21665 0  1140
Baxter International	COM		71813109    3734   75460	SH	Sole		71687 0  3773
BCE Inc			COM		05534B760    905   21710	SH	Sole		20625 0  1085
Berkshire Hathaway Cl A	COM		84670108     230       2	SH  	Sole		    2 0     0
Berkshire Hathaway Cl B	COM		84670702     275    3608	SH  	Sole		 3428 0   180
Blackrock MunHldgs FL I	ETF		09254P108    484   33100	SH	Sole		31445 0  1655
Bruker Corporation	COM		116794108    792   63750	SH	Sole		60563 0  3187
Canadian Nat'l Rlwy Co	COM		136375102   2702   34395	SH  	Sole		32675 0  1720
Caterpillar Inc.	COM		149123101   4534   50045	SH	Sole		47543 0  2502
Cisco Sys Inc		COM		17275R102   3242  179287	SH	Sole	       170323 0  8964
Coca Cola Co		COM		191216100    625    8930	SH	Sole		 8484 0   446
Companhia de Bebds ADR	COM		20441W203   1572   43552	SH	Sole		41374 0  2178
CR Bard Inc.		COM		67383109    3011   35215	SH	Sole		33454 0  1761
Cummins Inc		COM		231021106    342    3885	SH	Sole		 3691 0   194
Darden Restaurants	COM		237194105   1059   23230	SH	Sole		22069 0  1161
DNP Select Income Fund	ETF		23325P104    523   47890	SH	Sole		45496 0  2394
Du Pont EI De Nemour	COM		263534109    855   18680	SH	Sole		17746 0   934
East West Bancorp	COM		27579R104   4065  205805	SH	None	       195515 0 10290
Ecolab Inc.		COM		278865100   2807   48550	SH	Sole		46123 0  2427
Emc Corp-Mass		COM		268648102    409   18970	SH	Sole		18022 0   948
Energy Slct Sector SPDR	ETF		81369Y506   1762   25490	SH	Sole		24216 0  1274
Energy Transfer Prtnrs	LP		29273R109    567   12365	SH	Sole		11747 0   618
Enterprise Prdcts Prtn	LP		293792107    782   16863	SH	Sole		16020 0   843
Exelon Corporation	COM		30161N101    687   15849	SH	Sole		15057 0	  792
Express Scripts Inc	COM		302182100   1086   24308	SH	Sole		23093 0  1215
Exxon Mobil		COM		30231G102    313    3687	SH	Sole		 3503 0   184
Flaherty & Crumrine Pfd	ETF		338480106   1052   74400	SH	Sole		70680 0  3720
Fluor Corporation	COM		343412102   2065   41090	SH	Sole		39036 0  2054
Gartner Inc		COM		366651107    812   23360	SH	Sole		22192 0  1168
General Electric	COM		369604103    669   37328	SH	Sole		35462 0  1866
Genuine Parts		COM		372460105   1626   26575	SH	Sole		25246 0  1329
Gilead Sciences Inc	COM		375558103    316    7710	SH	Sole		 7325 0   385
Google Inc.		COM		38259P508   3889    6021	SH	Sole		 5720 0   301
Honda Motor Co-ADR	COM		438128308   3831  125400	SH	Sole	       119130 0  6270
HSBC Hldgs PLC-ADR	COM		404280406   4582  120271	SH	Sole	       114257 0  6014
HSBC Hldgs Pfd 6.2%	PFD/FXD INC	404280604   1448   60600	SH	Sole		57570 0  3030
Illinois Tool Works Inc	COM		452308109    330    7060	SH	Sole		 6707 0   353
Internatl Bus Machines	COM		459200101    635    3452	SH	Sole		 3279 0   173
iShares H-Yld Crp	ETF		464288513   2618   29270	SH	Sole		27807 0  1463
iShares MSCI Japan	ETF		464286848   1411  154850	SH	Sole	       147108 0  7742
iShares MSCI Taiwan	ETF		464286731   1871  159775	SH	Sole	       151786 0  7989
iShares S&P US Pfd Indx	ETF		464288687    922   25880	SH	Sole		24586 0  1294
iShares Silver Trust	ETF		46428Q109    915   33970	SH	Sole		32272 0	 1698
Johnson & Johnson	COM		478160104    339    5167	SH	Sole		 4909 0	  258
JPMorgan Chase & Co	COM		46625H100   3723  111972	SH	Sole	       106373 0	 5599
JPMorgan Chase 7.2%	PFD/FXD INC	06423W204   1094   42900	SH	Sole		40755 0	 2145
Kayne Anderson MLP	ETF		486606106   1971   64915	SH	Sole		61669 0	 3246
Kinder Morgan Energy 	LP		494550106    221    2600	SH	Sole		 2470 0	  130
Liberty Media 8.75%	PFD/FXD INC	740434808    794   30750	SH	Sole		29213 0	 1537
Lowes Companies Inc.	COM		548661107   2132   83988	SH	Sole		79789 0	 4199
Magellan Midstream Prns	COM		559080106   1230   17850	SH	Sole		16958 0	  892
Medtronic Inc.		COM		585055106   1263   33025	SH	Sole		31374 0	 1651
Merck & Co Inc		COM		58933Y105    426   11290	SH	Sole		10726 0	  564
Microchip Technlgy Inc	COM		595017104   1300   35495	SH	Sole		33720 0	 1775
Micros Systems Inc	COM		594901100    773   16593	SH	Sole		15763 0	  830
Nike Inc.		COM		654106103   4144   42997	SH	Sole		40847 0	 2150
Norfolk Southern Corp	COM		655844108    382    5245	SH	Sole		 4983 0	  262
Novartis AG - ADR	COM		66987V109    759   13268	SH	Sole	        12605 0	  663
Nuveen Multi-Strt In&Gw	ETF		67073B106    601   75025	SH	Sole		71274 0	 3751
Omnicomm Sys Inc	COM		68212U104    325 7213882	SH	Sole	      6853188 0 360694
Oracle Corporation 	COM		68389X105    267   10426	SH	Sole		 9905 0	  521
PepsiCo Inc.		COM		713448108   3380   50945	SH	Sole		48398 0	 2547
Pfizer Inc		COM		717081103    654   30242	SH	Sole		28730 0	 1512
Praxair Inc		COM		74005P104   3627   33930	SH	Sole		32234 0	 1696
Priceline.com		COM		741503403   1237    2645	SH	Sole		 2513 0	  132
Procter & Gamble Co	COM		742718109    423    6345	SH	Sole		 6028 0	  317
S&P500 Indx Fund SPDRs	ETF		78462F103    207    1647	SH	Sole		 1565 0	   82
Sally Beauty Holding	COM		79546E104   2052   97120	SH	Sole	        92264 0  4856
SPDR Gold Trust		OTHER ASSETS	78463V107   1630   10725	SH	Sole		10189 0   536
SPDR S&P Intl Small Cap	ETF		78463X871   2566  101935	SH	Sole		96838 0  5097
Staples Inc.		COM		855030102   2011  144802	SH	Sole	       137562 0  7240
Stryker Corporation	COM		863667101   4406   88635	SH	Sole		84203 0  4432
Suntech Power - ADR	COM		86800C104    266  120515	SH	Sole	       114489 0  6026
Taitron Compnts Inc	COM		874028103    896  786135	SH	Sole	       746828 0 39307
Teva Pharm Inds ADR	COM		881624209    488   12098	SH	Sole		11493 0	  605
TJX Cos Inc		COM		872540109   1337   20720	SH	Sole		19684 0  1036
Tupperware Corporation	COM		899896104    378    6750	SH	Sole		 6413 0	  337
United Parcel Service	COM		911312106   3971   54255	SH	Sole		51542 0  2713
Wal-Mart Stores Inc.	COM		931142103   5480   91700	SH	Sole		87115 0  4585
Walt Disney Company	COM		254687106   4880  130122	SH	Sole	       123616 0  6506
WD-40 Company		COM		929236107    712   17616	SH	Sole		16735 0   881
Wells Fargo 7.875%	PFD/FXD INC	94985V202    262   10075	SH	Sole		 9571 0   504